    AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 11, 2006.

                                                            FILE NOS. 333-128124

                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                PRE-EFFECTIVE AMENDMENT NO.                  [ ]
               POST-EFFECTIVE AMENDMENT NO. 2                [X]
                             AND/OR
          REGISTRATION STATEMENT UNDER THE INVESTMENT
                      COMPANY ACT OF 1940
                      AMENDMENT NO. 3                        [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                             ---------------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                           ("FIRST SUNAMERICA LIFE")
                              (Name of Depositor)

                          733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
             (Address of Depositor's Principal Offices) (Zip Code)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786
                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000

                            CHRISTINE A. NIXON, ESQ.
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       C/O AIG RETIREMENT SERVICES, INC.
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[ ] on [INSERT DATE if applicable] pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



[X] on November 15, 2006 pursuant to paragraph (a)(1) of Rule 485



Title of Securities Being Registered: (i) units of interests in FS Variable Separate Account of First SunAmerica Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Registrant does not intend for this Post-Effective Amendment No. 2 and Amendment No. 3 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus, Statement of Additional Information or supplements thereto.

                          FS VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS


With the exception of any paragraph that discusses the incorporation of the AIG Annual Report or the financial statements of the Registrant and Depositor, the Prospectus is incorporated by reference to the Prospectus as filed under Form N-4, Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940, File Nos. 333-128124 and 811-08810, filed on May 1, 2006, Accession No. 0000950129-06-004634,
Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-128124 and 811-08810, filed on June 23, 2006, Accession No. 0000950129-06-006610.

--------------------------------------------------------------------------------
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2006
                    POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE EXISTING "MARKETLOCK" SECTION UNDER THE "OPTIONAL LIVING BENEFITS" HEADING IN THE PROSPECTUS:

MARKETLOCK

WHAT IS MARKETLOCK?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

The feature does not guarantee a withdrawal of an income stream based on any Gross Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

WITHDRAWALS UNDER THIS FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO OFFER COMPONENTS OF THIS FEATURE TO OWNERS WHO HAVE PREVIOUSLY PURCHASED MARKETLOCK.

HOW AND WHEN CAN I ELECT MARKETLOCK?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner.

HOW DOES MARKETLOCK WORK?

MarketLock automatically locks-in the highest contract Anniversary Value during the first 7 years (or 14 or 21 years if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 7 years of your contract. Please see "Can I extend the MAV Evaluation Period beyond 7 years?" below.

MARKETLOCK SUMMARY TABLE:

--------------------------------------------------------------------------------
            TIME OF FIRST WITHDRAWAL             MAXIMUM            INITIAL
                                                 ANNUAL             MINIMUM
                                               WITHDRAWAL          WITHDRAWAL
                                               PERCENTAGE*           PERIOD
--------------------------------------------------------------------------------

                  Before 7(th)                     5%               20 years
            Benefit Year anniversary

                On or after 7(th)                  7%            14.28 years**
            Benefit Year anniversary

                   On or after                     5%             Life of the
           the older contract owner's                            older contract
               65(th) birthday***                                    owner
--------------------------------------------------------------------------------

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "How are the components for MarketLock Calculated?" below.

** The fractional year indicates that the final withdrawal of the remaining Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken. For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.


FURTHER EFFECTS OF WITHDRAWALS ON THE BENEFIT COMPONENTS ARE DESCRIBED BELOW IN "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

In order to determine the Benefit's value, we calculate each of the components as described below.

HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Gross Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Gross Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions. SEE SPOUSAL CONTINUATION IN THE PROSPECTUS. Eligible Purchase Payments are limited to $1 million without our prior approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for additional periods as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV

Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

FURTHER EFFECTS OF WITHDRAWALS ON THE ABOVE COMPONENTS ARE DESCRIBED BELOW IN THE SECTION ENTITLED WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?

CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 7 YEARS?

Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least two additional evaluation periods of 7 years each. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, may change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

WHAT IS THE FEE FOR MARKETLOCK?

The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary table and under "How are the components for MarketLock calculated?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

   MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

   (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

   (2) Excess withdrawals as described above reduce the MAV Benefit Base as follows: If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is further reduced to the lesser of (a) or (b), where:

      (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

      (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock calculated?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

--------------------------------------------------------------------------------
THE AMOUNT WITHDRAWN IN A BENEFIT YEAR     EFFECT ON MINIMUM WITHDRAWAL PERIOD
--------------------------------------------------------------------------------

         Amounts up to the                   New Minimum Withdrawal Period =
   Maximum Annual Withdrawal Amount      the MAV Benefit Base after withdrawals,
                                               divided by the current Maximum
                                                     Annual Withdrawal Amount

      Amounts in excess of the               New Minimum Withdrawal Period =
   Maximum Annual Withdrawal Amount          the Minimum Withdrawal Period as
                                                   of the prior contract
                                                 anniversary minus one year
--------------------------------------------------------------------------------

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

WHAT HAPPENS IF MY CONTRACT VALUE IS REDUCED TO ZERO?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent [Gross] Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

   1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner; or

   2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

   3. Any payment option mutually agreeable between you and us.

WHAT HAPPENS TO MARKETLOCK UPON A SPOUSAL CONTINUATION?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals will cease upon death of the older owner. A younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life. If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any continuation contribution is included in Anniversary Values. See SPOUSAL CONTINUATION below. Additionally, the Continuing Spouse may extend the MAV Evaluation Period up to two times provided that (i) the original owner did not previously extend the MAV Evaluation period and (ii) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. If the original owner extended the MAV Evaluation Period once, the Continuing Spouse may extend the MAV Evaluation Period only once. If the original owner extended the MAV Evaluation Period twice, the Continuing Spouse may not continue the MAV Evaluation Period. Continuation contributions are not considered to be Eligible Purchase Payments.

CAN MY NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING WITHDRAWALS UNDER MARKETLOCK UPON MY DEATH?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. SEE DEATH BENEFITS BELOW.

WHAT HAPPENS TO MARKETLOCK UPON THE LATEST ANNUITY DATE?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

   1. Annuitize the contract value under the contract's annuity provisions; or

   2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

   3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

   4. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

CAN MARKETLOCK BE CANCELLED?

MarketLock may be cancelled on the 7th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.

ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

   1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

   2. Annuitization of the contract; or

   3. Full surrender of the contract; or

   4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

   1. An ownership change which results in a change of the older owner;* or

   2. Withdrawals prior to the 65th birthday of the older owner; or

   3. Death of the older owner; or

   4. A Spousal Continuation (upon the death of the older owner); or

   5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

THE FOLLOWING REPLACES THE EXISTING MARKETLOCK EXAMPLES IN APPENDIX B OF THE
PROSPECTUS:

The following examples demonstrate the operation of the MarketLock feature:

EXAMPLE 1:

Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000, and that you make no additional Gross Purchase Payments and no withdrawals before the 1st Contract anniversary. Assume that on your 1st Contract anniversary, your Contract Value is $105,000.

   Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your Contract Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Contract Anniversary is 5% of the MAV Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years

   ($105,000/$5,250). Therefore, as of your 1st Contract anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years.

EXAMPLE 2:

Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000, and that you make no additional Gross Purchase Payments and no withdrawals before the 7th Contract anniversary. Assume that your Contract anniversary values and MAV Benefit Bases are as follows:

-------------------------------------------------------
   ANNIVERSARY    CONTRACT VALUE     BENEFIT BASE
-------------------------------------------------------
       1st            $105,000         $105,000
       2nd            $115,000         $115,000
       3rd            $107,000         $115,000
       4th            $110,000         $115,000
       5th            $113,000         $115,000
       6th            $118,000         $118,000
       7th            $120,000         $120,000
-------------------------------------------------------

   On your 7th anniversary, your Contract Value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your 7th Contract anniversary is 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, as of your 7th Contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14 years, plus $2,400 in the last Benefit Year.

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments and no withdrawals prior to the 7th Contract anniversary, and Contract Values and MAV Benefit Base values as described in EXAMPLE 2 above. During your 8th Contract Year, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, you may take withdrawals of up to $8,400 annually over a minimum of 13 years, plus $6,300 in the last Benefit Year.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments and no withdrawals before the 7th Contract anniversary, and Contract Values and MAV Benefit Base values as described in EXAMPLE 2 above. Also assume that during your 8th Contract Year, after your 7th Contract anniversary, your Contract Value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 -- $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400. Your Contract Value after this portion of the withdrawal is $109,600 ($118,000 -- $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 -- $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 -- $3,288 = $108,312). For the second calculation, we determine the proportion by which the Contract Value was reduced by the Excess Withdrawal ($3,288/$109,600 = 3%). Finally we reduce $111,600 by that proportion (3%) which equals $108,252. Your MAV Benefit Base is the lesser of these two calculations, or $108,252. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your Maximum Annual Withdrawal Amount is your MAV Benefit Base divided by your Minimum Withdrawal Period ($108,252/13.28), which equals $8,151.50.


Dated:  November 15, 2006


                     Please keep this supplement with your prospectus.

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION


With the exception of any paragraph that discusses the financial statements of the Registrant and Depositor, the Statement of Additional Information is incorporated by reference to the Statement of Additional Information as filed under Form N-4, Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940, File Nos. 333-128124 and 811-08810, filed on May 1, 2006, Accession No.
0000950129-06-004634, Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-128124 and 811-08810, filed on June 23, 2006, Accession No.
0000950129-06-006610.


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are incorporated by reference herein, as indicated below, to this Registration Statement:


[TO BE UPDATED BY AMENDMENT]


(b) Exhibits


(1)   Resolution Establishing Separate Account.........................   1
(2)   Custody Agreements...............................................   Not Applicable
(3)   (a)  Form of Distribution Agreement..............................   1
      (b)  Form of Selling Agreement...................................   1
(4)   (a)  Annuity Contract............................................   5
      (b)  Death Benefit Endorsement...................................   5
      (c)  Letter of Intent Endorsement................................   5
      (d)  Rights of Accumulation Endorsement..........................   5
      (e)  Guaranteed Minimum Withdrawal Benefit Endorsement...........   5
(5)   Deferred Annuity Application.....................................   5
(6)   Corporate Documents
      (a)  Certificate of Incorporation................................   1
      (b)  By-Laws.....................................................   1
(7)   Reinsurance Contract.............................................   Not Applicable
(8)   Form of Fund Participation Agreements with:
      (a)  American Funds Insurance Series.............................   2
      (b)  Anchor Series Trust.........................................   1
      (c)  Lord Abbett Series Fund.....................................   2
      (d)  SunAmerica Series Trust.....................................   1
      (e)  VanKampen Trust.............................................   2
(9)   (a)  Opinion of Counsel..........................................   5
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................   4
(10)  Consent of Independent Registered Public Accounting Firm.........   Not Applicable
(11)  Financial Statements Omitted from Item 23........................   Not Applicable
(12)  Initial Capitalization Agreement.................................   Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Owner Control with First
           SunAmerica Life Insurance Company, the Depositor of
           Registrant..................................................   5
      (b)  (1) Power of Attorney -- First SunAmerica Life Insurance
           Company.....................................................   5
           (2) Power of Attorney -- American Home Assurance Company....   6
      (c)  Support Agreement of American International Group, Inc. ....   3
      (d)  General Guarantee Agreement by American Home Assurance
           Company.....................................................   3


---------------


1 Incorporated by reference to Form N-4, Post-Effective Amendment No. 5 and No.
  7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998, Accession No. 0000950148-98-000132.



2 Incorporated by reference to Form N-4, Post-Effective Amendment No. 18 and No.
  20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002, Accession No. 0000950148-02-002786.



3 Incorporated by reference to Form N-4, initial registration statement to File
  Nos. 333-128124 and 811-08810, filed September 6, 2005, Accession No. 0000950129-05-008996.



4 Incorporated by reference to Post-Effective Amendment No. 6 and No. 7 to File
  Nos. 333-102137 and 811-08810, filed October 21, 2005, Accession No.
  0000950129-05-009958.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-128124 and 811-08810, filed on May 1, 2006, Accession No. 0000950129-06-004634.


6 Incorporated by reference to Post-Effective Amendment No. 1 and No. 2, File
  Nos. 333-128124 and 811-08810, filed on June 23, 2006, Accession No.
  0000950129-06-006610.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                                                        POSITION
----                                                                        --------
Jay S. Wintrob......................................  Director, Chief Executive Officer & President
Michael J. Akers(2).................................  Director and Senior Vice President
Marc H. Gamsin......................................  Director and Senior Vice President
N. Scott Gillis(1)..................................  Director, Senior Vice President and Chief Financial
                                                      Officer
Jana W. Greer(1)....................................  Director and Executive Vice President
Bruce R. Abrams(2)..................................  Director, Executive Vice President
Christine A. Nixon..................................  Director, Senior Vice President and Secretary
M. Bernard Aidinoff(3)..............................  Director
Marion E. Fagen(3)..................................  Director
Patrick J. Foley(3).................................  Director
Cecil C. Gamwell III(3).............................  Director
Jack R. Harnes(3)...................................  Director
David L. Herzog(3)..................................  Director
John I. Howell(3)...................................  Director
Christopher J. Swift(3).............................  Director
Gregory M. Outcalt..................................  Senior Vice President
Stewart R. Polakov(1)...............................  Senior Vice President and Controller
Edwin R. Raquel(1)..................................  Senior Vice President and Chief Actuary
Timothy W. Still(1).................................  Senior Vice President
Gavin D. Friedman...................................  Vice President
Roger Hahn(4).......................................  Vice President
Tracey Harris(2)....................................  Vice President
Rodney A. Haviland(1)...............................  Vice President
Michelle H. Powers(2)...............................  Vice President
Mallary L. Reznik...................................  Vice President, Legal & Regulatory Affairs, Variable
                                                      Annuity Products & Deputy General Counsel
Stephen Stone(1)....................................  Vice President
Monica Suryapranata(1)..............................  Vice President and Variable Annuity Product
                                                      Controller
Edward T. Texeria(1)................................  Vice President
Virginia N. Puzon...................................  Assistant Secretary


---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

(4) 2727 Allen Parkway, Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of First SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K/A, SEC file number 001-08787, Accession Number 0000950123-06-007835, filed June 19, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS


[TO BE UPDATED BY AMENDMENT]


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Fifteen of the Company's parent, AIG Retirement Services, Inc., By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds

        SunAmerica Income Funds
        SunAmerica Focused Series, Inc.
SunAmerica Money Market Funds, Inc.
SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                                    POSITION
------------------                                                    --------
Peter A. Harbeck................................  Director
James T. Nichols................................  President & Chief Executive Officer
Debbie Potash-Turner............................  Senior Vice President, Chief Financial Officer &
                                                  Controller
John T. Genoy...................................  Vice President
Kathleen S. Stevens.............................  Manager, Compliance
Christine A. Nixon**............................  Secretary
Virginia N. Puzon**.............................  Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the

"American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account has caused these Post-Effective Amendment No. 2 and Amendment No. 3 to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 11th day of September, 2006.


                                        FS VARIABLE SEPARATE ACCOUNT

                                        (Registrant)



                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                        COMPANY



                                        By:       /s/ JAY S. WINTROB

                                         ---------------------------------------

                                                     JAY S. WINTROB,


                                                 CHIEF EXECUTIVE OFFICER



                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                        COMPANY


                                        (Depositor)



                                        By:       /s/ JAY S. WINTROB

                                         ---------------------------------------

                                                     JAY S. WINTROB,


                                                 CHIEF EXECUTIVE OFFICER



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



                    SIGNATURE                                         TITLE                             DATE
                    ---------                                         -----                             ----

JAY S. WINTROB*                                        Chief Executive Officer, President &      September 11, 2006
------------------------------------------------                     Director
JAY S. WINTROB                                            (Principal Executive Officer)


BRUCE R. ABRAMS*                                                     Director                    September 11, 2006
------------------------------------------------
BRUCE R. ABRAMS


M. BERNARD AIDINOFF*                                                 Director                    September 11, 2006
------------------------------------------------
M. BERNARD AIDINOFF


MARION E. FAJEN*                                                     Director                    September 11, 2006
------------------------------------------------
MARION E. FAJEN


PATRICK J. FOLEY*                                                    Director                    September 11, 2006
------------------------------------------------
PATRICK J. FOLEY


MARC H. GAMSIN*                                                      Director                    September 11, 2006
------------------------------------------------
MARC H. GAMSIN


CECIL C. GAMWELL III*                                                Director                    September 11, 2006
------------------------------------------------
CECIL C. GAMWELL III

                    SIGNATURE                                         TITLE                             DATE
                    ---------                                         -----                             ----


N. SCOTT GILLIS*                                      Senior Vice President, Chief Financial     September 11, 2006
------------------------------------------------     Officer & Director (Principal Financial
N. SCOTT GILLIS                                                      Officer)


JANA W. GREER*                                                       Director                    September 11, 2006
------------------------------------------------
JANA W. GREER


JACK R. HARNES*                                                      Director                    September 11, 2006
------------------------------------------------
JACK R. HARNES


DAVID L. HERZOG*                                                     Director                    September 11, 2006
------------------------------------------------
DAVID L. HERZOG


JOHN I. HOWELL*                                                      Director                    September 11, 2006
------------------------------------------------
JOHN I. HOWELL


CHRISTINE A. NIXON*                                                  Director                    September 11, 2006
------------------------------------------------
CHRISTINE A. NIXON


CHRISTOPHER J. SWIFT*                                                Director                    September 11, 2006
------------------------------------------------
CHRISTOPHER J. SWIFT


STEWART R. POLAKOV*                                    Senior Vice President and Controller      September 11, 2006
------------------------------------------------          (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                                            Attorney-in-Fact                September 11, 2006
------------------------------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 11th day of September, 2006.

                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By:     /s/ ROBERT S. SCHIMEK
                                        ----------------------------------------
                                                   ROBERT S. SCHIMEK,
                                          SENIOR VICE PRESIDENT AND TREASURER

                    SIGNATURE                                          TITLE                             DATE
                    ---------                                          -----                             ----

*M. BERNARD AIDINOFF                                                 Director                     September 11, 2006
------------------------------------------------
M. BERNARD AIDINOFF


*JOHN QUINLAN DOYLE                                           Director and President              September 11, 2006
------------------------------------------------
JOHN QUINLAN DOYLE


*NEIL ANTHONY FAULKNER                                               Director                     September 11, 2006
------------------------------------------------
NEIL ANTHONY FAULKNER


*DAVID NEIL FIELDS                                                   Director                     September 11, 2006
------------------------------------------------
DAVID NEIL FIELDS


*KENNETH VINCENT HARKINS                                             Director                     September 11, 2006
------------------------------------------------
KENNETH VINCENT HARKINS


                                                                     Director                     September 11, 2006
------------------------------------------------
CHARLES DANGELO


*DAVID LAWRENCE HERZOG                                               Director                     September 11, 2006
------------------------------------------------
DAVID LAWRENCE HERZOG


*ROBERT EDWARD LEWIS                                                 Director                     September 11, 2006
------------------------------------------------
ROBERT EDWARD LEWIS


*KRISTIAN PHILIP MOOR                                          Director and Chairman              September 11, 2006
------------------------------------------------
KRISTIAN PHILIP MOOR


*WIN JAY NEUGER                                                      Director                     September 11, 2006
------------------------------------------------
WIN JAY NEUGER


*ROBERT S. SCHIMEK                                      Director, Senior Vice President and       September 11, 2006
------------------------------------------------                     Treasurer
ROBERT S. SCHIMEK


*NICHOLAS SHAW TYLER                                                 Director                     September 11, 2006
------------------------------------------------
NICHOLAS SHAW TYLER


*NICHOLAS CHARLES WALSH                                              Director                     September 11, 2006
------------------------------------------------
NICHOLAS CHARLES WALSH




By:     /s/ ROBERT S. SCHIMEK                                    Attorney-in-Fact                 September 11, 2006
        ------------------------------------------
        *ROBERT S. SCHIMEK